Derivative financial instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative financial instruments
Summary of information of additional commodity derivative contracts

	Aggregate volumes	Swap price	Floor price	Ceiling price	Contract period
Oil (volumes in Bbls):
Price collar	270,000	—	$90.00	$126.50	April 2012 - December 2012
Price collar	240,000	—	$90.00	$118.35	January 2013 - December 2013
Price collar	198,000	—	$70.00	$140.00	January 2014 - December 2014
Put	360,000	—	$75.00	—	January 2014 - December 2014
Price collar	252,000	—	$75.00	$135.00	January 2015 - December 2015
Put	360,000	—	$75.00	—	January 2015 - December 2015
Put	180,000	—	$75.00	—	January 2014 - December 2014
Put	96,000	—	$75.00	—	January 2015 - December 2015
Natural gas (volumes in MMBtu):
Swap	700,000	$2.72	—	—	April 2012 - October 2012
Price collar	700,000	—	$3.25	$3.90	April 2013 - October 2013

	Aggregate volumes	Swap price	Floor price	Ceiling price	Contract period
Oil (volumes in Bbls):
Swap	100,000	$101.00	$—	$—	March 2011 - December 2011
Price collar	160,000	$—	$85.00	$125.00	March 2011 - December 2011
Swap	90,000	$100.10	$—	$—	April 2011 - December 2011
Price collar	80,000	$—	$95.00	$125.70	May 2011 - December 2011
Price collar	120,000	$—	$85.00	$125.00	January 2012 - December 2012
Price collar	348,000	$—	$75.00	$125.00	January 2012 - December 2012
Swap	120,000	$99.75	$—	$—	January 2012 - December 2012
Swap	120,000	$101.10	$—	$—	January 2012 - December 2012
Swap	120,000	$100.06	$—	$—	January 2012 - December 2012
Price collar	312,000	$—	$75.00	$125.00	January 2013 - December 2013
Swap	120,000	$99.10	$—	$—	January 2013 - December 2013
Swap	120,000	$100.02	$—	$—	January 2013 - December 2013
Swap	120,000	$102.50	$—	$—	January 2013 - December 2013
Price collar	96,000	$—	$85.00	$125.00	January 2013 - December 2013
Price collar	264,000	$—	$80.00	$125.00	January 2014 - December 2014
Price collar	264,000	$—	$75.00	$125.00	January 2014 - December 2014
Natural gas (volumes in MMBtu):
Basis swap	500,000	$0.26	$—	$—	March 2011 - December 2011
Swap	350,000	$4.75	$—	$—	June 2011 - December 2011
Price collar	3,480,000	$—	$4.00	$7.05	January 2014 - December 2014
Price collar	3,480,000	$—	$4.00	$7.00	January 2014 - December 2014

Summary of open positions and derivatives in place

	Remaining year 2012	Year 2013	Year 2014	Year 2015
Oil Positions:
Puts:
Hedged volume (Bbls)	336,000	1,080,000	540,000	456,000
Weighted average price ($/Bbl)	$65.79	$65.00	$75.00	$75.00
Swaps:
Hedged volume (Bbls)	366,000	600,000	—	—
Weighted average price ($/Bbl)	$93.52	$96.32	$—	$—
Collars:
Hedged volume (Bbls)	603,000	768,000	726,000	252,000
Weighted average floor price ($/Bbl)	$79.50	$79.38	$75.45	$75.00
Weighted average ceiling price ($/Bbl)	$118.09	$121.67	$129.09	$135.00
Natural Gas Positions:
Puts:
Hedged volume (MMBtu)	2,160,000	6,600,000	—	—
Weighted average price ($/MMBtu)	$5.38	$4.00	$—	$—
Swaps:
Hedged volume (MMBtu)	1,240,000	—	—	—
Weighted average price ($/MMBtu)	$5.04	$—	$—	$—
Collars:
Hedged volume (MMBtu)	3,900,000	7,300,000	6,960,000	—
Weighted average floor price ($/MMBtu)	$4.12	$3.93	$4.00	$—
Weighted average ceiling price ($/MMBtu)	$5.79	$6.75	$7.03	$—
Basis swaps(1):
Hedged volume (MMBtu)	1,440,000	1,200,000	—	—
Weighted average price ($/MMBtu)	$0.31	$0.33	$—	$—
(1)
The cash settlement price of the Company's basis swaps is calculated on the difference between the Company's natural gas futures contracts that settle on the NYMEX index and the NYMEX index price at the time of settlement. At June 30, 2012, the Company had 200,000 MMBtu for the remainder of 2012 and 500,000 MMBtu for 2013 in basis swaps that did not have corresponding volumes hedged with a NYMEX index price.

	Year 2012	Year 2013	Year 2014
Oil Positions:
Puts:
Hedged volume (Bbls)	672,000	1,080,000	—
Weighted average price ($/Bbl)	$65.79	$65.00	$—
Swaps:
Hedged volume (Bbls)	732,000	600,000	—
Weighted average price ($/Bbl)	$93.52	$96.32	$—
Collars:
Hedged volume (Bbls)	846,000	528,000	528,000
Weighted average floor price ($/Bbl)	$75.04	$74.55	$77.50
Weighted average ceiling price ($/Bbl)	$114.50	$123.18	$125.00
Natural Gas Positions:
Puts:
Hedged volume (MMBtu)	4,320,000	6,600,000	—
Weighted average price ($/MMBtu)	$5.38	$4.00	$—
Swaps:
Hedged volume (MMBtu)	1,680,000	—	—
Weighted average price ($/MMBtu)	$6.14	$—	$—
Collars:
Hedged volume (MMBtu)	7,800,000	6,600,000	6,960,000
Weighted average floor price ($/MMBtu)	$4.12	$4.00	$4.00
Weighted average ceiling price ($/MMBtu)	$5.79	$7.05	$7.03
Basis swaps:
Hedged volume (MMBtu)	2,880,000	1,200,000	—
Weighted average price ($/MMBtu)	$0.31	$0.33	$—

Schedule of settlement terms of interest rate derivatives

(in thousands except rate data)	Year 2012	Year 2013	Expiration date
Notional amount	$50,000	$50,000
Fixed rate	1.11%	1.11%	September 13, 2013
Notional amount	$50,000	$50,000
Cap rate	3.00%	3.00%	September 13, 2013

Total	$100,000	$100,000

(in thousands except rate data)	Year 2012	Year 2013
Notional amount	$110,000	—
Fixed rate	3.41%	—
Notional amount	$30,000	—
Fixed rate	1.60%	—
Notional amount	$20,000	—
Fixed rate	1.35%	—
Notional amount	$50,000	$50,000
Fixed rate	1.11%	1.11%
Notional amount	$50,000	$50,000
Cap rate	3.00%	3.00%

Total	$260,000	$100,000

Summary of fair value of derivatives outstanding on a gross basis

(in thousands)	June 30, 2012	December 31, 2011
Assets:
Commodity derivatives:
Oil derivatives	$33,033	$16,026
Natural gas derivatives	28,980	34,019
Interest rate derivatives	—	11

	$62,013	$50,056

Liabilities:
Commodity derivatives:
Oil derivatives(1)	$23,691	$28,044
Natural gas derivatives(2)	5,231	6,832
Interest rate derivatives	365	1,991

	$29,287	$36,867

(1)
The oil derivatives fair value includes a deferred premium liability of $19.7 million and $13.4 million at June 30, 2012 and December 31, 2011, respectively.

(2)
The natural gas derivatives fair value includes a deferred premium liability of $3.9 million and $5.4 million at June 30, 2012 and December 31, 2011, respectively.

	December 31,
(in thousands)	2011	2010
Assets:
Commodity derivatives:
Oil derivatives	$16,026	$8,398
Natural gas derivatives	34,019	22,035
Interest rate derivatives	11	248

	$50,056	$30,681

Liabilities:
Commodity derivatives:
Oil derivatives(1)	$28,044	$23,405
Natural gas derivatives(2)	6,832	9,271
Interest rate derivatives	1,991	5,790

	$36,867	$38,466

(1)
The oil derivatives fair value is presented net of deferred premium liability of $13.4 million and $7.6 million at December 31, 2011 and 2010, respectively.
(2)
The natural gas derivatives fair value is presented net of deferred premium liability of $5.4 million and $4.9 million at December 31, 2011 and 2010, respectively.

Schedule of gains and losses on derivative instruments

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2012	2011	2012	2011
Realized gains (losses):
Commodity derivatives	$9,115	$(1,584)	$13,823	$(931)
Interest rate derivatives	(835)	(1,255)	(1,938)	(2,556)

	8,280	(2,839)	11,885	(3,487)
Unrealized gains (losses):
Commodity derivatives	19,428	20,033	15,314	(8,654)
Interest rate derivatives	835	279	1,615	1,462

	20,263	20,312	16,929	(7,192)
Total gains (losses):
Commodity derivatives	28,543	18,449	29,137	(9,585)
Interest rate derivatives	—	(976)	(323)	(1,094)

	$28,543	$17,473	$28,814	$(10,679)

	Years ended December 31,
(in thousands)	2011	2010	2009
Realized gains (losses):
Commodity derivatives	$3,719	$22,701	$52,117
Interest rate derivatives	(4,873)	(5,238)	(3,764)

	(1,154)	17,463	48,353
Unrealized gains (losses):
Commodity derivatives	17,328	(11,511)	(46,373)
Interest rate derivatives	3,562	(137)	370

	20,890	(11,648)	(46,003)
Total gains (losses):
Commodity derivatives	21,047	11,190	5,744
Interest rate derivatives	(1,311)	(5,375)	(3,394)

	$19,736	$5,815	$2,350